Cover	Oct. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2025
Entity File Number	001-41765
Entity Registrant Name	MIRA PHARMACEUTICALS, INC.
Entity Central Index Key	0001904286
Entity Tax Identification Number	85-3354547
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1200 Brickell Avenue,
Entity Address, Address Line Two	Suite 1950 #1183
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(786)
Local Phone Number	432-9792
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MIRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false